Stock-based compensation (Details) - Schedule of conversion of the vested and unvested options - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Schedule of conversion of the vested and unvested options [Abstract]
Options outstanding, balance beginning	2,734,327	2,734,327
Options outstanding, Cashed out	(828,590)
Options outstanding, Forfeited	(18,940)	(50,164)
Options Outstanding 2018 Plan balance ending		4,599,790
Options outstanding, Balance at March 31, 2020 (prior to exchange ratio conversion)	1,886,797
Options outstanding, Converted vested balance		4,313,917
Options outstanding, Converted unvested balance		364,094
Options outstanding, Balance at March 6, 2020 (post to exchange ratio conversion)		4,678,011
Options outstanding, Exercised in 2020		(28,057)